Related party transactions - Liabilities to related parties (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Share-based payment liability	€ 0	€ 4,891	€ 4,494
Key management personnel
Disclosure of transactions between related parties [line items]
Pension liability	1,387	868	407
Share-based payment liability	0	7,396	6,161
Closing balance for the year	€ 1,387	€ 8,264	€ 6,568